Description of the business and summary of material accounting policy information - Employee benefits (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)
Share-based payments
Termination benefits provision			$ 0		$ 0
Number of days' wages for each year of service provided as seniority premium benefits		12 days	12 days
Minimum years of service to receive seniority premium benefits		15 years	15 years
Salaries and benefits		$ 386,723		$ 283,089		$ 239,215
Quarterly incentive bonuses
Share-based payments
Salaries and benefits			$ 3,467		2,992		$ 3,701
MIP II
Share-based payments
Vesting period		5 years	5 years
BODIP
Share-based payments
Vesting period	5 years	5 years	5 years
Employee profit sharing
Share-based payments
Salaries and benefits			$ 1,481		$ 136		$ 12,951